Condensed Consolidated Statement of Comprehensive Income (unaudited) - SEK (kr) kr in Millions		3 Months Ended				6 Months Ended			12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Interest income		kr 678	kr 660	kr 1,178	[1]	kr 1,338	kr 2,480	[1]	kr 4,108
Interest expenses		(210)	(175)	(709)	[1]	(385)	(1,606)	[1]	(2,162)
Net interest income		468	485	469	[1]	953	874	[1]	1,946
Net fee and commission expense		(7)	(10)	(10)	[1]	(17)	(17)	[1]	(42)
Net results of financial transactions		9	(17)	(24)	[1]	(8)	(91)	[1]	83
Total operating income		470	458	435	[1]	928	766	[1]	1,987
Personnel expenses		(98)	(89)	(92)	[1]	(187)	(177)	[1]	(347)
Other administrative expenses		(61)	(55)	(46)	[1]	(116)	(98)	[1]	(198)
Depreciation and impairment of non-financial assets		(12)	(11)	(13)	[1]	(23)	(26)	[1]	(51)
Total operating expenses		(171)	(155)	(151)	[1]	(326)	(301)	[1]	(596)
Operating profit before credit losses		299	303	284	[1]	602	465	[1]	1,391
Net credit losses		13	(12)	(151)	[1]	1	(175)	[1]	(153)
Operating profit		312	291	133	[1]	603	290	[1]	1,238
Tax expenses		(64)	(60)	(32)	[1]	(124)	(66)	[1]	(270)
Net profit	[2]	248	231	101	[1]	479	224	[1]	968
Items not to be reclassified to profit or loss
Own credit risk		(2)	(18)	(62)	[1]	(20)	49	[1]	18
Revaluation of defined benefit plans		4	31	8	[1]	35	(1)	[1]	1
Tax on items not to be reclassified to profit or loss		0	(3)	12	[1]	(3)	(11)	[1]	(5)
Net items not to be reclassified to profit or loss		2	10	(42)	[1]	12	37	[1]	14
Total other comprehensive income		2	10	(42)	[1]	12	37	[1]	14
Total comprehensive income	[2]	kr 250	kr 241	kr 59	[1]	kr 491	kr 261	[1]	kr 982
Basic earnings per share (in SEK per share)	[3]	kr 62	kr 58	kr 25		kr 120	kr 56		kr 243
Diluted earnings per share (in SEK per share)	[3]	kr 62	kr 58	kr 25		kr 120	kr 56		kr 243

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.
[2]	The entire profit is attributable to the shareholder of the Parent Company.
[3]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.